Acquired Identifiable Assets and Estimated Useful Life in Years (Detail) $ in Thousands	Apr. 30, 2015 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 18,569
Subscriber relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 14,058
Estimated Useful Life in Years	7 years
Internally developed software
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 3,834
Estimated Useful Life in Years	3 years
Tradename
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 677
Estimated Useful Life in Years	2 years